SCHEDULE OF DEFERRED REVENUES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Apr. 01, 2023	Mar. 31, 2023	Apr. 01, 2022
Notes and other explanatory information [abstract]
Advisory service income	$ 102,720	$ 52,950		$ 35,533
Customization income	103,980	122,200		82,608
License fee income	168,011	147,676		217,525
Total deferred revenues	$ 374,711	$ 322,826	$ 335,666	$ 335,666	$ 316,711